Convertible Senior Notes (Details) (Zero coupon convertible senior notes due 2012) In Thousands, unless otherwise specified	0 Months Ended				1 Months Ended	12 Months Ended				24 Months Ended
	Dec. 14, 2012 USD ($)	Dec. 14, 2012 CNY	Dec. 15, 2010 USD ($)	Dec. 15, 2010 CNY	Dec. 31, 2007 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 15, 2010 USD ($)	Dec. 15, 2010 CNY	Dec. 13, 2007 USD ($)
Convertible Senior Notes
Principal amount												$ 172,500
Coupon Rate (as a percent)						0.00%	0.00%
Net proceeds from the offering					166,800
Aggregate principal amount repurchased and settled in cash	1,200	7,552								171,300	1,140,276
Accrued unpaid interest payable repurchased and settled in cash	346	2,177	28,145	187,347
Interest relating to the Convertible Senior Notes
Contractual coupon interest						0	0	520	1,483
Interest cost capitalized								(65)	(362)
Total interests expense								455	1,121